Labor and Social Obligations - Summary of Assumptions Used to Determine the Fair Value of the Share Options Under the International School Share Option Plans (Detail) - International school plan [member]
12 Months Ended
Dec. 31, 2018 BRL (R$)
Disclosure of terms and conditions of share-based payment arrangement [line items]
Date of grant	08/04/2017
Dividend yield (%)	0.00%
Expected volatility (%)	380.36%
Risk-free interest rate (%)	8.62%
Expected life of share options (years)	2.74
Weighted average share price (R$)	R$ 10.65
Model used	Black & Scholes